Schedule of Investments
March 31, 2025
(Unaudited)
Invesco Active Allocation Fund
Schedule of Investments in Affiliated Issuers–99.67%(a)
	% of Net Assets 03/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/25	Value 03/31/25
Alternative Funds–2.51%
Invesco Global Real Estate Income Fund, Class R6	2.51%	$45,278,775	$428,112	$—	$(229,551)	$—	$428,111	5,793,291	$45,477,336
Invesco Macro Allocation Strategy Fund, Class R6	—	46,153,483	414,062	(46,962,555)	7,973,637	(7,578,627)	414,063	—	—
Total Alternative Funds		91,432,258	842,174	(46,962,555)	7,744,086	(7,578,627)	842,174		45,477,336
Domestic Equity Funds–51.92%
Invesco Discovery Mid Cap Growth Fund, Class R6	5.83%	109,714,684	9,677,104	—	(13,839,403)	—	—	3,495,112	105,552,385
Invesco Main Street Small Cap Fund, Class R6	5.54%	110,878,231	—	(4,428,658)	(6,056,409)	(68,543)	—	4,772,818	100,324,621
Invesco NASDAQ 100 ETF(b)	11.43%	195,290,865	37,227,473	(8,992,536)	(18,110,649)	1,530,661	289,725	1,072,147	206,945,814
Invesco Russell 1000® Dynamic Multifactor ETF	11.80%	265,360,134	—	(49,576,830)	(7,402,528)	5,234,100	467,380	4,007,032	213,614,876
Invesco S&P 500 Revenue ETF	10.84%	—	205,530,305	(3,927,603)	(5,406,030)	(30,272)	656,139	1,974,697	196,166,400
Invesco S&P 500® Pure Value ETF	—	165,907,737	—	(171,107,896)	(11,292,246)	16,492,405	—	—	—
Invesco S&P 500® Top 50 ETF(b)	2.01%	—	40,512,262	—	(4,247,444)	—	72,096	788,023	36,264,818
Invesco Value Opportunities Fund, Class R6	4.47%	91,850,678	—	(6,790,570)	(3,985,194)	(113,299)	—	3,890,515	80,961,615
Total Domestic Equity Funds		939,002,329	292,947,144	(244,824,093)	(70,339,903)	23,045,052	1,485,340		939,830,529
Fixed Income Funds–23.88%
Invesco Core Bond Fund, Class R6	10.43%	196,713,917	2,237,867	(12,592,157)	2,518,698	(46,441)	2,237,865	33,234,559	188,831,884
Invesco Core Plus Bond Fund, Class R6	5.02%	94,717,141	1,159,186	(5,958,852)	2,578,536	(1,530,547)	1,159,186	9,835,971	90,965,464
Invesco Emerging Markets Sovereign Debt ETF	0.65%	11,506,025	—	—	203,184	—	190,604	580,526	11,709,209
Invesco Equal Weight 0-30 Year Treasury ETF	2.78%	48,867,402	—	—	1,428,237	—	454,613	1,807,895	50,295,639
Invesco Floating Rate ESG Fund, Class R6	1.36%	24,480,143	551,601	—	(482,722)	—	551,600	3,719,661	24,549,022
Invesco High Yield Fund, Class R6	1.33%	23,923,978	413,922	—	(206,991)	—	413,924	6,835,371	24,130,909
Invesco Variable Rate Investment Grade ETF	2.31%	41,952,925	—	—	(58,463)	—	529,261	1,670,433	41,894,462
Total Fixed Income Funds		442,161,531	4,362,576	(18,551,009)	5,980,479	(1,576,988)	5,537,053		432,376,589
International and Global Equity Funds–20.96%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.51%	26,953,420	—	—	447,428	—	—	828,571	27,400,848
Invesco Developing Markets Fund, Class R6	1.26%	22,274,183	—	—	556,269	—	—	585,546	22,830,452
Invesco Global Fund, Class R6	6.96%	135,280,248	—	(2,007,989)	(7,334,210)	7,392	—	1,381,890	125,945,441
Invesco Global Infrastructure Fund, Class R6	—	19,345,651	2,109,009	(19,775,183)	(2,214,341)	2,591,904	51,969	—	—
Invesco International Developed Dynamic Multifactor ETF(b)	2.84%	52,046,073	—	(3,294,134)	2,613,758	(7,876)	330,539	2,086,868	51,357,821
Invesco International Small-Mid Company Fund, Class R6	3.93%	73,180,712	—	(4,201,162)	2,645,922	(519,647)	—	1,905,811	71,105,825
Invesco Oppenheimer International Growth Fund, Class R6	1.24%	22,400,524	—	—	163,455	—	—	710,677	22,563,979
Invesco RAFI Developed Markets ex-U.S. ETF(b)	3.22%	61,610,150	—	(8,767,956)	4,814,207	577,338	518,962	1,120,095	58,233,739
Total International and Global Equity Funds		413,090,961	2,109,009	(38,046,424)	1,692,488	2,649,111	901,470		379,438,105
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Invesco Active Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–99.67%(a)
	% of Net Assets 03/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/25	Value 03/31/25
Money Market Funds–0.40%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)	0.14%	$2,201,254	$39,542,933	$(39,240,950)	$—	$—	$35,024	2,503,237	$2,503,237
Invesco Treasury Portfolio, Institutional Class, 4.25%(c)	0.26%	4,087,929	73,436,876	(72,876,052)	—	—	64,514	4,648,753	4,648,753
Total Money Market Funds		6,289,183	112,979,809	(112,117,002)	—	—	99,538		7,151,990
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,586,903,165)	99.67%	1,891,976,262	413,240,712	(460,501,083)	(54,922,850)	16,538,548	8,865,575		1,804,274,549

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.35%
Invesco Private Government Fund, 4.34%(c)(d)	0.09%	2,899,632	80,336,094	(81,471,822)	—	—	37,916 (e)	1,763,904	1,763,904
Invesco Private Prime Fund, 4.46%(c)(d)	0.26%	7,484,757	127,157,303	(129,975,056)	—	—	89,179 (e)	4,665,604	4,667,004
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,430,908)	0.35%	10,384,389	207,493,397	(211,446,878)	—	—	127,095		6,430,908
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,593,334,073)	100.02%	$1,902,360,651	$620,734,109	$(671,947,961)	$(54,922,850)	$16,538,548 (f)	$8,992,670		$1,810,705,457
OTHER ASSETS LESS LIABILITIES	(0.02)%								(396,712)
NET ASSETS	100.00%								$1,810,308,745
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at March 31, 2025.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Global Infrastructure Fund	$2,057,040

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	445	June-2025	$49,492,344	$676,964	$676,964
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	10	June-2025	$(2,826,625)	$19,359	$19,359
MSCI Emerging Markets Index	160	June-2025	(8,886,400)	345,355	345,355
Nikkei 225 Index	1	June-2025	(237,749)	3,466	3,466
S&P/TSX 60 Index	1	June-2025	(208,137)	(3,069)	(3,069)
SPI 200 Index	1	June-2025	(123,049)	664	664
STOXX Europe 600 Index	27	June-2025	(772,210)	29,464	29,464
Subtotal—Short Futures Contracts				395,239	395,239
Total Futures Contracts				$1,072,203	$1,072,203

(a)	Futures contracts collateralized by $4,646,802 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/18/2025	Barclays Bank PLC	USD	5,724,678	NOK	61,660,000	$136,028
06/18/2025	BNP Paribas S.A.	CHF	4,315,000	USD	4,960,859	38,894
06/18/2025	BNP Paribas S.A.	JPY	562,730,000	USD	3,866,838	82,691
06/18/2025	BNP Paribas S.A.	USD	6,202,379	SEK	62,370,000	30,811
06/18/2025	Deutsche Bank AG	HUF	6,610,000	USD	17,875	201
06/18/2025	J.P. Morgan Chase Bank, N.A.	AUD	7,660,000	USD	4,839,745	50,363
06/18/2025	J.P. Morgan Chase Bank, N.A.	CZK	126,580,000	USD	5,546,014	52,976
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	6,689,567	GBP	5,190,000	14,128
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	10,146,576	INR	890,565,000	214,553
06/18/2025	Merrill Lynch International	HKD	700,000	USD	90,248	130
06/18/2025	Merrill Lynch International	KRW	3,718,360,000	USD	2,569,188	36,412
06/03/2025	Morgan Stanley and Co. International PLC	USD	6,378,054	BRL	38,165,000	225,123
06/18/2025	Morgan Stanley and Co. International PLC	CLP	240,300,000	USD	256,167	3,240
06/18/2025	Morgan Stanley and Co. International PLC	THB	181,855,000	USD	5,412,834	23,112
06/18/2025	STANDARD CHARTERED BANK	USD	347,961	CNY	2,510,000	1,849
06/18/2025	UBS AG	NZD	8,885,000	USD	5,102,451	48,484
Subtotal—Appreciation						958,995
Currency Risk
06/18/2025	Deutsche Bank AG	PHP	277,080,000	USD	4,826,169	(4,375)
06/18/2025	Deutsche Bank AG	USD	4,609,669	TWD	150,455,000	(61,247)
06/18/2025	Goldman Sachs International	USD	1,224,439	MYR	5,395,000	(4,058)
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	8,318,032	EUR	7,635,000	(26,637)
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	5,593,950	IDR	92,367,300,000	(69,590)
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	6,047,083	MXN	124,735,000	(13,938)
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	93,225	PLN	360,000	(544)
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	5,280,429	SGD	6,995,000	(53,165)
06/18/2025	Morgan Stanley and Co. International PLC	CAD	6,495,000	USD	4,522,930	(7,728)
06/18/2025	Morgan Stanley and Co. International PLC	USD	5,429,326	COP	22,703,000,000	(56,316)
06/18/2025	Morgan Stanley and Co. International PLC	USD	541,686	ZAR	9,935,000	(3,167)
06/18/2025	UBS AG	USD	49,706	DKK	340,000	(181)
Subtotal—Depreciation						(300,946)
Total Forward Foreign Currency Contracts						$658,049

See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America Investment Grade Index, Series 42, Version 1	Buy	(1.00)%	Quarterly	06/20/2029	0.503%	USD	187,000,000	$(3,588,596)	$(3,599,189)	$(10,593)
Markit CDX North America High Yield Index, Series 42, Version 1	Sell	5.00	Quarterly	06/20/2029	3.398	USD	13,500,000	794,090	779,814	(14,276)
Total Centrally Cleared Credit Default Swap Agreements								$(2,794,506)	$(2,819,375)	$(24,869)

(a)	Centrally cleared swap agreements collateralized by $4,519,054 cash held with J.P. Morgan Chase Bank, N.A.
(b)
Implied credit spreads represent the current level, as of March 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,797,122,559	$—	$—	$1,797,122,559
Money Market Funds	7,151,990	6,430,908	—	13,582,898
Total Investments in Securities	1,804,274,549	6,430,908	—	1,810,705,457
Other Investments - Assets*
Futures Contracts	1,075,272	—	—	1,075,272
Forward Foreign Currency Contracts	—	958,995	—	958,995
	1,075,272	958,995	—	2,034,267
Other Investments - Liabilities*
Futures Contracts	(3,069)	—	—	(3,069)
Forward Foreign Currency Contracts	—	(300,946)	—	(300,946)
Swap Agreements	—	(24,869)	—	(24,869)
	(3,069)	(325,815)	—	(328,884)
Total Other Investments	1,072,203	633,180	—	1,705,383
Total Investments	$1,805,346,752	$7,064,088	$—	$1,812,410,840

*	Unrealized appreciation (depreciation).
Invesco Active Allocation Fund